Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues	$ 1,069,126	$ 1,106,018	$ 993,758
Cost of revenues (exclusive of depreciation,amortization, and impairment charges shown below)	(873,807)	(869,074)	(774,491)
Selling, general and administrative expenses	(161,507)	(162,739)	(138,237)
Depreciation and amortization	(61,158)	(55,640)	(44,604)
Impairment charges	(8,431)	(96,579)
Loss on remeasurement of equity method investment	(7,705)
Equity in earning of affiliates	20,572	24,647	13,153
Interest expense	(4,309)	(2,357)	(1,594)
Other income, net	5,844	9,685	524
(Loss) income from continuing operations before income taxes	(21,375)	(46,039)	48,509
Income tax benefit (expense)	9,115	(8,634)	(20,629)
Net (loss) income from continuing operations	(12,260)	(54,673)	27,880
Net (loss) income from discontinued operations	(23,763)	1,491	3,707
Net (loss) income	(36,023)	(53,182)	31,587
Net loss attributable to noncontrolling interests	(628)	(2,893)	(1,596)
Net (loss) income attributable to Layne	$ (36,651)	$ (56,075)	$ 29,991
(Loss) income earnings per share information attributable to Layne Christensen shareholders:
Basic (loss) income per share - continuing operations	$ (0.66)	$ (2.96)	$ 1.36
Basic (loss) income per share - discontinued operations	$ (1.22)	$ 0.08	$ 0.19
Basic (loss) income per share	$ (1.88)	$ (2.88)	$ 1.55
Diluted (loss) income per share - continuing operations	$ (0.66)	$ (2.96)	$ 1.34
Diluted (loss) income per share - discontinued operations	$ (1.22)	$ 0.08	$ 0.19
Diluted (loss) income per share	$ (1.88)	$ (2.88)	$ 1.53
Weighted average shares outstanding - basic	19,485	19,455	19,393
Dilutive stock options and unvested shares			185
Weighted average shares outstanding - dilutive	19,485	19,455	19,578